SCHEDULE OF OTHER OPERATING INCOME, NET (Details) (Parenthetical) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other Income and Expenses [Abstract]
Gain from wavier of settlement of long-aged payables	¥ 24.1	¥ 0.1
Remaining wavier of settlement of long-aged payables	¥ 84.3